Earnings per share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Disclosure of earnings per share [text block]
23	Earnings per share

Basic earnings per share amounts are calculated by dividing the net profit (loss) for the year attributable to ordinary equity holders of the parent company by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit (loss) attributable to ordinary equity holder of the parent company by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all warrants.

The net profit (loss) for the year used for the basic and diluted earnings per share are reconciled as follows:

	For the year ended December 31
in 000€	2018	2017*	2016
Net profit attributable to ordinary equity holders of the parent for basic earnings	3,027	(2,117)	(3,019)
Interest on convertible bonds	50	−	−
Net profit attributable to ordinary equity holders of the parent adjusted for the effect of dilution	3,077	(2,117)	(3,019)

The convertible bond and the warrants are dilutive as per December 31, 2018 but are anti-dilutive as per December 31, 2017 and 2016. We refer to Notes 14 and 15 for information on the number of instruments that could potentially be dilutive but which were not considered in the calculation above.

The following reflects the share data used in the basic and diluted earnings per share computations:

	For the year ended December 31
in 000	2018	2017	2016
Weighted average number of ordinary shares for basic earnings per share	49,806	47,325	47,325
Effect of dilution:
Share options	382	−	−
Convertible loan	421	−	−
Weighted average number of ordinary shares adjusted for effect of dilution	50,609	47,325	47,325

The earnings per share are as follows:

	For the year ended December 31
	2018	2017*	2016
Earnings per share attributable to the owners of the parent
Basic	0.06	(0.04)	(0.06)
Diluted	0.06	(0.04)	(0.06)